UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Witmer Asset Management
Address: 237 Park Ave. Suite 800
         New York City, NY 10017

Form 13F File Number:  28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles H. Witmer
Title: General Partner
Phone: 212-692-3667

Signature, Place, and Date of Signing:

/s/ Charles H. Witmer          New York City, NY            May 7, 2002
---------------------          -----------------            -----------
    [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $173,697,000

List of Other Included Managers:             none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                    IN-
                                                                                    VEST-
                                                                                    MENT
                                                         MARKET                     DIS-
                                    TITLE OF   CUSIP     VALUE    SHARES OR   PUT/  CRE-                VOTING AUTHORITY
 NAME OF ISSUER                      CLASS     NUMBER   (x$1000)   PRN AMT    CALL  TION   MANAGER    SOLE    SHARED  NONE
 --------------                      -----     ------   --------   -------    ----  ----   -------    ----    ------  ----
American Greetings Corp.             Cl A    026375105      387      21,300         SOLE     WAM      21,300
Berkshire Hathaway Inc-Del           Cl A    084670108    8,816         124         SOLE     WAM         124
Cablevision Systems Corp.            Cl A    12686C109   14,375     422,780         SOLE     WAM     422,780
Comcast Corp-Special                 Cl A    200300200   11,903     374,300         SOLE     WAM     374,300
Huffy Corp.                           COM    444356109    1,229     180,800         SOLE     WAM     180,800
Imagistics Int'l. Inc.                COM    45247T104   14,367     903,600         SOLE     WAM     903,600
Interactive Data Corp.                COM    45840J107   14,763     841,225         SOLE     WAM     841,225
Joy Global Inc.                       COM    481165108   27,558   1,690,665         SOLE     WAM   1,690,665
Media General Inc                    Cl A    584404107   23,241     366,000         SOLE     WAM     366,000
MetLife Inc.                          COM    59156R108   12,443     395,000         SOLE     WAM     395,000
Payless ShoeSource Inc.               COM    704379106   10,641     174,300         SOLE     WAM     174,300
Russ Berrie & Co. Inc.                COM    782233100    4,617     143,400         SOLE     WAM     143,400
Sky Financial Group Inc.              COM    83080P103    3,568     160,300         SOLE     WAM     160,300
Stage Stores Inc.                     COM    85254C305   24,020     903,025         SOLE     WAM     903,025
Technitrol Inc.                       COM    878555101    1,769      74,200         SOLE     WAM      74,200
                                                        -------
Total                                                   173,697
                                                        =======